Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Revenue and Non-current Assets by Geography

The following is a summary of the Group’s operation by region based on the location of customers for the years ended December 31, 2021, 2022 and 2023.

(a)
Revenue by geography

(In millions of won)
	2021		2022(*)	2023
Domestic	₩	632,531	678,246	633,529
Foreign
China		19,866,707	17,434,407	14,704,357
Asia (excluding China)		3,256,126	2,796,648	2,397,980
Americas		3,263,055	3,078,924	2,079,628
Europe (excluding Poland)		1,159,669	988,566	613,924
Poland		1,699,955	1,387,946	901,401
	₩	29,245,512	25,686,491	20,697,290
	₩	29,878,043	26,364,737	21,330,819

(*) Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

Sales to Company A and Company B amount to ~~W~~11,119,769million and ~~W~~3,371,229 million, respectively, for the year ended December 31, 2023 (2021: ~~W~~12,019,534 million and ~~W~~5,924,262 million, 2022: ~~W~~11,731,702million and ~~W~~4,699,282 million, respectively). The Group’s top ten end-brand customers together accounted for 87% of sales for the year ended December 31, 2023 (2021: 86%, 2022: 86%).

17.
Geographic and Other Information, Continued
(b)
Non-current assets by geography

(In millions of won)
	December 31, 2022				December 31, 2023
	Property, plant and equipment		Intangible assets	Investment Property	Property, plant and equipment	Intangible assets	Investment Property
Domestic	₩	14,042,794	1,633,866	28,269	13,583,136	1,683,116	32,995
Foreign
China		4,302,527	53,388	—	3,358,395	32,009	—
Vietnam		2,590,438	20,315	—	3,244,729	31,472	—
Others		11,174	45,388	—	14,072	27,358	—
	₩	6,904,139	119,091	—	6,617,196	90,839	—
	₩	20,946,933	1,752,957	28,269	20,200,332	1,773,955	32,995

Revenue by Product and Services
(c)
Revenue by product and services

(In millions of won)
	2021		2022(*)	2023
TV	₩	9,466,192	6,975,269	4,331,474
IT		12,458,740	11,197,954	7,853,034
Mobile and others		7,953,111	8,191,514	9,146,311
	₩	29,878,043	26,364,737	21,330,819

(*) Revenue for 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

The proportion of revenue from OLED products to total revenue disclosed above was 36%, 40% and 48% for the years ended December 31, 2021, 2022 and 2023, respectively.